Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Real estate notes receivable	$ 20,000	$ 20,000	$ 57,459
Tenant note receivable	3,231	3,287	0
Debt, net	1,114,204	1,037,359	639,149
Estimate of Fair Value, Fair Value Disclosure | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Real estate notes receivable	20,509	20,000	64,046
Tenant note receivable	3,151	3,337	0
Debt, net	$ 1,140,535	$ 1,087,168	$ 687,862